Accounts Payable and Accrued Liabilities	6 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities [Text Block]

9. Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are as follows:

	September 30, 2025	March 31, 2025

Accounts payable	$20,600	$11,650
Accrued liabilities	9,714	2,254
Holdback payable	500	500
Other payable	373	973
	$31,187	$15,377